Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expense By Nature [Abstract]
Schedule of Operating Expenses by Nature
	Year ended December 31,
in USD ‘000	2020	2019	2018
External research and development costs	51,803	70,531	49,480
Staff costs (note 16)	19,643	24,556	19,537
Professional fees	3,994	7,072	3,871
Rents	22	21	827
Travel expenses	156	1,398	1,044
Patent registration costs	813	882	1,002
Depreciation	721	737	109
Other	2,566	1,914	1,299
Total operating expenses by nature	79,718	107,111	77,169

Summary of Depreciation Expense

The depreciation expense has been allocated as follows:

	Year ended December 31,
in USD ‘000	2020	2019	2018
Research and development expenses	447	429	63
General and administrative expenses	274	308	46
Total depreciation	721	737	109